Commitments - Schedule of Commitments (Detail) $ in Thousands	Dec. 31, 2021 USD ($)
Disclosure of contingent liabilities [line items]
Total commitments	$ 19,125
It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,101
License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	17,580
Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	444
Less than One Year [member]
Disclosure of contingent liabilities [line items]
Total commitments	2,419
Less than One Year [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	445
Less than One Year [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	1,530
Less than One Year [member] | Clinical & Research and Development agreements [member]
Disclosure of contingent liabilities [line items]
Total commitments	444
1-3 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,715
1-3 years [member] | It Licensing Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	655
1-3 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
3-5 years [member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
3-5 years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	3,060
More than Five Years [member]
Disclosure of contingent liabilities [line items]
Total commitments	9,930
More than Five Years [member] | License and Collaboration Agreements [Member]
Disclosure of contingent liabilities [line items]
Total commitments	$ 9,930